Long-Term Debt - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2012
Debt Instrument [Line Items]
Gains (Losses) on Restructuring of Debt	$ 500	$ 3,200
prepayment penalty amount remaining to amortize	2,100
Amortization of prepayment penalty on long term debt	6,047	5,031	$ 4,835
Prepayment Penalty, Future Amortization Expense [Abstract]
Prepayment penalty	11,895	17,941
Long-term debt with contractual maturity longer than five years	150,000	150,699
Money Pledged as Collateral for FHLB Advance Borrowings	21,000	28,000
FHLB Debt Prepaid	$ 54,500
FHLB Debt Prepaid Weighted Avg Rate	1.59%
FHLB Debt Amount Restructured		$ 50,000
Broker Repurchase Agreements
Debt Instrument [Line Items]
Debt repurchased during period				$ 300,000
Debt repurchased during period, rate				1.75%
Total prepayment penalty	$ 25,000
Effective interest rate percentage	3.55%
Prepayment Penalty, Future Amortization Expense [Abstract]
Prepayment penalty	$ 9,800
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	5,100
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Three	$ 4,700
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Debt Instrument [Line Items]
Debt repurchased during period, rate				1.25%
Effective interest rate percentage	3.52%
Prepayment Penalty, Future Amortization Expense [Abstract]
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	$ 1,100
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Three	$ 1,000